Summary of Significant Accounting Policies - Narrative - Real Estate Assets (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accounting Policies [Abstract]
Impairment of real estate assets	$ 0	$ 0	$ 0